Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
January 31, 2024

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.83%)
COMMUNICATION SERVICES – (16.29%)
Media & Entertainment – (16.29%)
Alphabet Inc., Class C *	128,190	$18,177,342
Meta Platforms, Inc., Class A *	129,908	50,682,307
Total Communication Services		68,859,649
CONSUMER DISCRETIONARY – (12.46%)
Consumer Discretionary Distribution & Retail – (7.72%)
Amazon.com, Inc. *	210,370	32,649,424
Consumer Services – (4.74%)
MGM Resorts International *	461,449	20,013,043
Total Consumer Discretionary		52,662,467
FINANCIALS – (44.49%)
Banks – (13.14%)
JPMorgan Chase & Co.	76,045	13,259,206
U.S. Bancorp	440,983	18,318,434
Wells Fargo & Co.	477,587	23,965,316
		55,542,956
Financial Services – (26.29%)
Capital Markets – (4.22%)
Bank of New York Mellon Corp.	321,490	17,829,835
Consumer Finance – (12.19%)
American Express Co.	32,298	6,483,500
Capital One Financial Corp.	332,768	45,030,166
		51,513,666
Financial Services – (9.88%)
Berkshire Hathaway Inc., Class B *	108,782	41,744,005
		111,087,506
Insurance – (5.06%)
Property & Casualty Insurance – (5.06%)
Markel Group Inc. *	14,289	21,396,777
Total Financials		188,027,239
HEALTH CARE – (11.39%)
Health Care Equipment & Services – (6.59%)
Cigna Group	53,073	15,972,319
Humana Inc.	280	105,857
Quest Diagnostics Inc.	91,663	11,772,279
		27,850,455
Pharmaceuticals, Biotechnology & Life Sciences – (4.80%)
Viatris Inc.	1,722,021	20,268,187
Total Health Care		48,118,642
INDUSTRIALS – (4.39%)
Capital Goods – (4.39%)
AGCO Corp.	30,640	3,748,191
Owens Corning	97,733	14,809,482
Total Industrials		18,557,673
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.05%)
Semiconductors & Semiconductor Equipment – (7.05%)
Applied Materials, Inc.	92,469	$15,192,657
Intel Corp.	246,842	10,633,953
Texas Instruments Inc.	24,824	3,974,819
Total Information Technology		29,801,429
MATERIALS – (1.76%)
Teck Resources Ltd., Class B (Canada)	186,075	7,444,861
Total Materials		7,444,861
TOTAL COMMON STOCK – (Identified cost $267,507,170)		413,471,960

	Principal	Value
SHORT-TERM INVESTMENTS – (2.18%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$4,706,000	$4,706,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	4,523,000	4,523,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,229,000)		9,229,000
Total Investments – (100.01%) – (Identified cost $276,736,170)		422,700,960
Liabilities Less Other Assets – (0.01%)		(46,522)
Net Assets – (100.00%)		$422,654,438

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $4,706,693 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 03/01/46-02/20/62, total market value $4,800,120).
(b)
Dated 01/31/24, repurchase value of $4,523,666 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value
$4,613,460).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.84%)
CONSUMER DISCRETIONARY – (1.00%)
Consumer Discretionary Distribution & Retail – (1.00%)
Prosus N.V., Class N (Netherlands)	62,775	$1,856,693
Total Consumer Discretionary		1,856,693
FINANCIALS – (97.84%)
Banks – (44.71%)
Bank of America Corp.	130,883	4,451,331
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	101,971	3,092,780
Danske Bank A/S (Denmark)	292,588	7,856,414
DBS Group Holdings Ltd. (Singapore)	302,086	7,154,992
DNB Bank ASA (Norway)	191,063	3,714,209
Fifth Third Bancorp	285,115	9,762,338
JPMorgan Chase & Co.	63,917	11,144,568
M&T Bank Corp.	19,695	2,719,880
Metro Bank Holdings PLC (United Kingdom) *	1,134,168	513,741
PNC Financial Services Group, Inc.	57,428	8,683,688
Truist Financial Corp.	144,376	5,350,575
U.S. Bancorp	219,663	9,124,801
Wells Fargo & Co.	195,169	9,793,580
		83,362,897
Financial Services – (36.09%)
Capital Markets – (12.67%)
Bank of New York Mellon Corp.	176,111	9,767,116
Charles Schwab Corp.	36,315	2,284,940
Julius Baer Group Ltd. (Switzerland)	161,785	8,807,802
State Street Corp.	37,413	2,763,698
		23,623,556
Consumer Finance – (13.62%)
American Express Co.	39,493	7,927,825
Capital One Financial Corp.	129,127	17,473,465
		25,401,290
Financial Services – (9.80%)
Berkshire Hathaway Inc., Class B *	35,437	13,598,594
Rocket Companies, Inc., Class A *	379,824	4,675,634
		18,274,228
		67,299,074
Insurance – (17.04%)
Life & Health Insurance – (0.66%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	291,500	1,225,332
Property & Casualty Insurance – (15.17%)
Chubb Ltd.	43,408	10,634,960
Loews Corp.	87,121	6,347,636
Markel Group Inc. *	7,547	11,301,105
		28,283,701
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.21%)
Everest Group, Ltd.	5,891	$2,267,858
		31,776,891
Total Financials		182,438,862
TOTAL COMMON STOCK – (Identified cost $152,500,331)		184,295,555

	Principal	Value
SHORT-TERM INVESTMENTS – (0.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$923,000	$923,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	888,000	888,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,811,000)		1,811,000
Total Investments – (99.81%) – (Identified cost $154,311,331)		186,106,555
Other Assets Less Liabilities – (0.19%)		357,079
Net Assets – (100.00%)		$186,463,634

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $923,136 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 5.00%, 08/01/42-05/01/52, total market value $941,460).
(b)
Dated 01/31/24, repurchase value of $888,131 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value $905,760).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.55%)
COMMUNICATION SERVICES – (14.08%)
Media & Entertainment – (14.08%)
Alphabet Inc., Class C *	51,259	$7,268,526
IAC Inc. *	46,322	2,325,828
Liberty Media Corp., Liberty Formula One, Series A *	55,858	3,412,365
Liberty Media Corp., Liberty Formula One, Series C *	34,644	2,329,809
Meta Platforms, Inc., Class A *	55,945	21,826,382
Total Communication Services		37,162,910
CONSUMER DISCRETIONARY – (21.88%)
Consumer Discretionary Distribution & Retail – (12.45%)
Amazon.com, Inc. *	76,708	11,905,082
Coupang, Inc., Class A (South Korea) *	122,006	1,708,084
JD.com, Inc., Class A, ADR (China)	202,641	4,569,555
Naspers Ltd. - N (South Africa)	17,414	2,920,744
Prosus N.V., Class N (Netherlands)	397,420	11,754,469
		32,857,934
Consumer Durables & Apparel – (1.14%)
Fila Holdings Corp. (South Korea)	98,651	3,005,302
Consumer Services – (8.29%)
Delivery Hero SE (Germany) *	137,856	3,127,854
Meituan, Class B (China) *	1,138,040	9,153,509
MGM Resorts International *	221,529	9,607,713
		21,889,076
Total Consumer Discretionary		57,752,312
CONSUMER STAPLES – (0.64%)
Food, Beverage & Tobacco – (0.64%)
Darling Ingredients Inc. *	39,064	1,691,471
Total Consumer Staples		1,691,471
ENERGY – (0.99%)
Tourmaline Oil Corp. (Canada)	60,295	2,606,976
Total Energy		2,606,976
FINANCIALS – (39.27%)
Banks – (17.21%)
Danske Bank A/S (Denmark)	691,751	18,574,522
DBS Group Holdings Ltd. (Singapore)	470,036	11,132,936
Metro Bank Holdings PLC (United Kingdom) *	1,894,348	858,078
Wells Fargo & Co.	296,009	14,853,731
		45,419,267
Financial Services – (14.65%)
Capital Markets – (4.32%)
Julius Baer Group Ltd. (Switzerland)	189,480	10,315,556
Noah Holdings Ltd., Class A, ADS (China)	91,166	1,075,759
		11,391,315
Consumer Finance – (5.61%)
Capital One Financial Corp.	109,481	14,814,969
Financial Services – (4.72%)
Berkshire Hathaway Inc., Class B *	32,482	12,464,643
		38,670,927
Insurance – (7.41%)
Life & Health Insurance – (5.23%)
AIA Group Ltd. (Hong Kong)	659,890	5,175,132
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,053,615	8,632,455
		13,807,587
Property & Casualty Insurance – (2.18%)
Markel Group Inc. *	3,843	5,754,623
		19,562,210
Total Financials		103,652,404
HEALTH CARE – (5.81%)
Health Care Equipment & Services – (2.86%)
Cigna Group	17,659	5,314,476
Humana Inc.	120	45,367
Quest Diagnostics Inc.	17,120	2,198,722
		7,558,565
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.95%)
Viatris Inc.	661,413	$7,784,831
Total Health Care		15,343,396
INDUSTRIALS – (1.88%)
Capital Goods – (1.88%)
AGCO Corp.	21,064	2,576,759
Owens Corning	15,644	2,370,535
Total Industrials		4,947,294
INFORMATION TECHNOLOGY – (9.55%)
Semiconductors & Semiconductor Equipment – (2.49%)
Applied Materials, Inc.	39,991	6,570,521
Software & Services – (0.34%)
Clear Secure, Inc., Class A	47,029	894,962
Technology Hardware & Equipment – (6.72%)
Hollysys Automation Technologies Ltd. (China) *	273,901	6,776,311
Samsung Electronics Co., Ltd. (South Korea)	201,808	10,965,607
		17,741,918
Total Information Technology		25,207,401
MATERIALS – (3.13%)
Teck Resources Ltd., Class B (Canada)	206,513	8,262,585
Total Materials		8,262,585
REAL ESTATE – (2.32%)
Real Estate Management & Development – (2.32%)
KE Holdings Inc., Class A, ADR (China) *	432,768	6,132,323
Total Real Estate		6,132,323
TOTAL COMMON STOCK – (Identified cost $234,959,675)		262,759,072

	Principal	Value
SHORT-TERM INVESTMENTS – (0.47%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$632,000	$632,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	607,000	607,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,239,000)		1,239,000
Total Investments – (100.02%) – (Identified cost $236,198,675)		263,998,072
Liabilities Less Other Assets – (0.02%)		(60,546)
Net Assets – (100.00%)		$263,937,526

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $632,093 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.84%, 12/01/29-09/20/50, total market value $644,640).
(b)
Dated 01/31/24, repurchase value of $607,089 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value $619,140).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.89%)
COMMUNICATION SERVICES – (3.01%)
Media & Entertainment – (3.01%)
Baidu, Inc., Class A, ADR (China) *	43,170	$4,546,233
Total Communication Services		4,546,233
CONSUMER DISCRETIONARY – (28.23%)
Consumer Discretionary Distribution & Retail – (16.36%)
Alibaba Group Holding Ltd., ADR (China)	29,958	2,162,069
Coupang, Inc., Class A (South Korea) *	301,248	4,217,472
JD.com, Inc., Class A, ADR (China)	148,945	3,358,710
Naspers Ltd. - N (South Africa)	43,762	7,339,934
Prosus N.V., Class N (Netherlands)	258,081	7,633,247
		24,711,432
Consumer Durables & Apparel – (5.00%)
Fila Holdings Corp. (South Korea)	247,909	7,552,295
Consumer Services – (6.87%)
Delivery Hero SE (Germany) *	160,129	3,633,212
Meituan, Class B (China) *	837,280	6,734,430
		10,367,642
Total Consumer Discretionary		42,631,369
ENERGY – (0.99%)
Tourmaline Oil Corp. (Canada)	34,490	1,491,244
Total Energy		1,491,244
FINANCIALS – (32.72%)
Banks – (20.12%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	124,432	3,774,023
Danske Bank A/S (Denmark)	438,731	11,780,567
DBS Group Holdings Ltd. (Singapore)	358,190	8,483,831
DNB Bank ASA (Norway)	292,309	5,682,402
Metro Bank Holdings PLC (United Kingdom) *	1,443,023	653,642
		30,374,465
Financial Services – (4.99%)
Capital Markets – (4.99%)
Julius Baer Group Ltd. (Switzerland)	120,086	6,537,650
Noah Holdings Ltd., Class A, ADS (China)	84,539	997,560
		7,535,210
Insurance – (7.61%)
Life & Health Insurance – (7.61%)
AIA Group Ltd. (Hong Kong)	638,890	5,010,441
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,542,326	6,483,231
		11,493,672
Total Financials		49,403,347
INDUSTRIALS – (10.20%)
Capital Goods – (10.20%)
Ferguson plc	37,756	7,059,825
ITOCHU Corp. (Japan)	51,100	2,319,128
Schneider Electric SE (France)	30,695	6,030,032
Total Industrials		15,408,985
INFORMATION TECHNOLOGY – (14.63%)
Semiconductors & Semiconductor Equipment – (4.76%)
Tokyo Electron Ltd. (Japan)	38,750	7,190,931
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (9.87%)
Hollysys Automation Technologies Ltd. (China) *	253,199	$6,264,143
Samsung Electronics Co., Ltd. (South Korea)	158,863	8,632,112
		14,896,255
Total Information Technology		22,087,186
MATERIALS – (4.81%)
Teck Resources Ltd., Class B (Canada)	181,520	7,262,615
Total Materials		7,262,615
REAL ESTATE – (3.30%)
Real Estate Management & Development – (3.30%)
KE Holdings Inc., Class A, ADR (China) *	351,980	4,987,557
Total Real Estate		4,987,557
TOTAL COMMON STOCK – (Identified cost $157,363,584)		147,818,536

	Principal	Value
SHORT-TERM INVESTMENTS – (2.02%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (a)	$1,553,000	$1,553,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (b)	1,492,000	1,492,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,045,000)		3,045,000
Total Investments – (99.91%) – (Identified cost $160,408,584)		150,863,536
Other Assets Less Liabilities – (0.09%)		138,284
Net Assets – (100.00%)		$151,001,820

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 01/31/24, repurchase value of $1,553,229 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.50%, 04/20/48-06/20/53, total market value $1,584,060).
(b)
Dated 01/31/24, repurchase value of $1,492,220 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value
$1,521,840).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
January 31, 2024 (Unaudited)
Security Valuation - The Funds' Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$68,859,649	$–	$37,162,910	$4,546,233
Consumer Discretionary	52,662,467	–	27,790,434	9,738,251
Consumer Staples	–	–	1,691,471	–
Energy	–	–	2,606,976	1,491,244
Financials	188,027,239	153,166,372	48,963,725	4,771,583
Health Care	48,118,642	–	15,343,396	–
Industrials	18,557,673	–	4,947,294	–
Information Technology	29,801,429	–	14,241,794	6,264,143
Materials	7,444,861	–	8,262,585	7,262,615
Real Estate	–	–	6,132,323	4,987,557
Total Level 1	413,471,960	153,166,372	167,142,908	39,061,626
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	1,856,693	29,961,878	32,893,118
Financials	–	29,272,490	54,688,679	44,631,764
Industrials	–	–	–	15,408,985
Information Technology	–	–	10,965,607	15,823,043
Short-Term Investments	9,229,000	1,811,000	1,239,000	3,045,000
Total Level 2	9,229,000	32,940,183	96,855,164	111,801,910
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$422,700,960	$186,106,555	$263,998,072	$150,863,536

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At January 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$276,736,856	$154,754,353	$237,424,203	$161,678,274

Unrealized appreciation	148,743,618	39,296,734	61,603,015	20,504,681
Unrealized depreciation	(2,779,514)	(7,944,532)	(35,029,146)	(31,319,419)
Net unrealized appreciation (depreciation)	$145,964,104	$31,352,202	$26,573,869	$(10,814,738)